Financial Instruments Risk Management - Schedule of Financial Assets Subject to Fixed or Variable Interest Rates (Details) - GBP (£) £ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Cash and cash equivalents	£ 76,972	£ 86,703	£ 19,990	£ 14,112
Financial Assets at Fixed Rates
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Cash and cash equivalents	64,267	51,745
Financial Assets at Variable Rates
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Cash and cash equivalents	7,141	13,708
Non-Interest Bearing Cash Balances
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Cash and cash equivalents	£ 5,564	£ 21,250